Short-Term and Long-Term Financial Liabilities (Details) - USD ($)	3 Months Ended		9 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025
Short-Term and Long-Term Financial Liabilities [Line Items]
Interest expense on convertible notes	$ 4,143,466	$ 2,913,965
Debt discount amortized	620,120	129,531
Other assets	$ 13,269,747	$ 14,253,132
Convertible shares (in Shares)	202.0202
Convertible price (in Dollars per share)	$ 1,000		$ 1,000
Reset price (in Dollars per share)	$ 2
volume weighted average price period	20 days
Volume weighted average price (in Dollars per share)	$ 3
Convertible Notes [Member]
Short-Term and Long-Term Financial Liabilities [Line Items]
Maturity date	Jul. 10, 2028
Rate of interest	15.00%
Convertible Notes [Member] | Financial Liabilities [Member]
Short-Term and Long-Term Financial Liabilities [Line Items]
Maturity date	Apr. 30, 2029
Rate of interest	12.50%
Cash Interest [Member]
Short-Term and Long-Term Financial Liabilities [Line Items]
Rate of interest	10.00%
PIK Interest [Member]
Short-Term and Long-Term Financial Liabilities [Line Items]
Rate of interest	5.00%
PIK Interest [Member] | Financial Liabilities [Member]
Short-Term and Long-Term Financial Liabilities [Line Items]
Rate of interest	12.50%